Discontinued Operations (Details Textual) (USD $)	3 Months Ended	9 Months Ended
	Sep. 30, 2014	Sep. 30, 2014
Discontinued Operations [Abstract]
Asset purchase and sale agreement description		The purchase price for the Anchor Assets was equal to (1) 110% of the total funds outstanding associated with the Portfolio Accounts plus (2) an amount equal to 50% of the factoring fee and interest income earned by the Portfolio Accounts during the 12 month period following acquisition.
Income from the sale of discontinued assets		$ 445,474
Earnout payments	$ 183,443	$ 183,443